Financial risk management - D.1.2. Interest rate swap contracts (Details) $ in Millions, $ in Billions	1 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 10, 2023 SEK (kr)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 COP ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	May 31, 2019 SEK (kr)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments		$ (26.0)	$ 11.0	$ 0.0
Derivative financial liabilities		(40.0)	(34.0)
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		(40.0)	(34.0)
SEK Variable Rate Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 207.6									kr 2,000,000,000
Settlement of derivative financial instruments	$ 23.0
SEK Variable Rate Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount					kr 2,000,000,000			$ 252.3	kr 2,200,000,000
Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging		46.0	53.0
Currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount						$ 41.0	$ 206
Colombia | Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging		$ 6.0	$ 19.0